Accounting Principles and Methods Used at June 30, 2019 (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Impact Of Adoption Of Ifrs 16

The following tables present the impacts of the first application of IFRS 16 on the opening balance sheet:

	Information December 31, 2018	First-time application of IFRS 16	Information January 1, 2019 with IFRS 16
ASSETS
Intangible assets	29	—	29
Right-of-use assets related to leases	—	23,792	23,792
Property, plant, and equipment	20,219	—	20,219
Other non-current financial assets	6,033	—	6,033

Total non-current assets	26,281	23,792	50,074

Total current assets	145,468	—	145,468

TOTAL ASSETS	171,749	23,792	195,542

	Information December 31, 2018	First-time application of IFRS 16	Information January 1, 2019 with IFRS 16
LIABILITIES
Shareholders’ equity

Total shareholders’ equity	121,286	—	121,286

Non-current liabilities
Long-term financial debt	1,278	—	1,278
Long-term lease debt	—	22,682	22,682
Non-current provisions	1,536	—	1,536
Other non-current liabilities	4,105	(1,546)	2,559

Total non-current liabilities	6,919	21,136	28,055

Current liabilities
Short-term financial debt	1,201	—	1,201
Short-term lease debt	—	2,973	2,973
Current provisions	1,270	—	1,270
Supplier accounts payable	28,567	—	28,567
Other current liabilities	12,506	(317)	12,189
Total current liabilities	43,543	2,656	46,200

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	171,749	23,792	195,542

Schedule of Reconciliation between Finance Lease Obligations and Finance Lease Debts

The following table present the reconciliation of lease liabilities on the date of transition with Off-Statement of Financial Position commitments at December 31, 2018:

(thousands of euros)
Commitments given under operating leases as of December 31, 2018	30,429
Effects of rental expenses not recognized into IFRS 16	(4,061)
Other effects, including currency effects and rent-free periods	4,035
Lease debt before discounting	30,402
Effect of discounting	(4,748)

Lease debt after discounting	25,655

Existing finance leases as of December 31, 2018	—

Lease debt as of January 1, 2019 after first-time application of IFRS 16	25,655